1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

August 30, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)

(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 62 (“PEA 62”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 64 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 62 is being made to make changes to: (i) the Actively-Managed Exchange-Traded Funds prospectus of the Registrant and (ii) the Statement of Additional Information. PEA 62 does not affect the currently effective prospectuses for other series of the Trust’s shares.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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